Financial Income and Expenses	6 Months Ended
Jun. 30, 2023
Financial Income and Expenses
Financial Income and Expenses

Note 4 – Financial Income and Expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
(DKK million)

Financial income:
Interest and other financial income	209	51	401	87
Gain on marketable securities, net	4	-	89	-
Gain on other investments, net	30	-	37	-
Foreign exchange rate gain, net	-	1,391	-	1,792

Total financial income	243	1,442	527	1,879

Financial expenses:
Interest and other financial expenses	(7)	(6)	(13)	(10)
Loss on marketable securities, net	-	(126)	-	(315)
Loss on other investments, net	-	(68)	-	(214)
Foreign exchange rate loss, net	(10)	-	(439)	-

Total financial expenses	(17)	(200)	(452)	(539)

Net financial items	226	1,242	75	1,340

Interest Income

Interest income was DKK 401 million in the first six months of 2023 compared to DKK 87 million in the first six months of 2022. The increase of DKK 314 million was driven by higher effective interest rates in the U.S., Europe and Denmark, and higher cash and cash equivalents and marketable securities.

Foreign Exchange Rate Gains and Losses

Foreign exchange rate loss, net was DKK 439 million in the first six months of 2023 compared to foreign exchange rate gain, net of DKK 1,792 million in the first six months of 2022. The USD weakened against the DKK in the first six months of 2023, negatively impacting our USD denominated securities and cash holdings. The USD strengthened against the DKK in the first six months of 2022, positively impacting our USD denominated securities and cash holdings.

	June 30, 2023	December 31, 2022	June 30, 2022	December 31, 2021

USD/DKK Foreign Exchange Rates	6.8539	6.9722	7.162	6.5612

% (Decrease)/Increase from prior year-end	-1.7%		9.2%

Marketable Securities Gains and Losses

Gain on marketable securities, net was DKK 89 million in the first six months of 2023 compared to loss on marketable securities, net of DKK 315 million in the first six months of 2022. The increase of DKK 404 million was primarily driven by interest rate outlooks for the U.S. and Europe.

Other Investments

Gain on other investments, net was DKK 37 million in the first six months of 2023 compared to loss on other investments, net of DKK 214 million in the first six months of 2022. The change was primarily due to the significant decrease in fair value of Genmab’s investment in common shares of CureVac impacting the first six months of 2022.